As filed with the Securities and Exchange Commission on November 18, 2016
1933 Act Registration No. 333-170897
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 18

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 530

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln ChoicePlusSM Signature

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on December 16, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

ChoicePlus AssuranceSM Signature

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This Supplement outlines important changes that become effective on and after January 9, 2017. These changes are related to:

a) Investment options;
b) Investment Requirements for Living Benefit Riders; and
c) Certain other administrative changes that will impact your ChoicePlusSM individual annuity contract.

All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Fund Changes – The following information outlines changes that will impact the underlying investment options of your contract beginning January 9, 2017:

1.	The following funds will be available as new investment options under your contract:
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2)
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class)
•	LVIP Goldman Sachs Income Builder Fund (Service Class)
•	LVIP SSGA Mid-Cap Index Fund (Service Class)
•	Putnam VT George Putnam Balanced Fund (Class IB)

2.	The following funds that were previously closed will be re-opened for all contractowners:
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class)
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class)

3.	The following funds will offer a new share class for contracts purchased on and after January 9, 2017. Contracts issued prior to that date will continue to use the existing class:
•	Franklin Income VIP Fund (Class 4)
•	Franklin Mutual Share VIP Fund (Class 4)

4.	The following funds will not be available to contracts purchased on or after January 9, 2017:
•	Franklin Income VIP Fund (Class 2)
•	Franklin Mutual Shares VIP Fund (Class 2)
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2)
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)
•	Templeton Global Bond VIP Fund (Class 2)

Fund Expenses - The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2015 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.07%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.71%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.

The following table shows the expenses charged by the funds and share classes that are being added (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)(1)	0.25%	0.25%	0.00%	0.57%	1.07%	-0.15%	0.92%
First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)(2)	0.60%	0.25%	0.49%	0.00%	1.34%	-0.14%	1.20%
Franklin Income VIP Fund (Class 4)	0.45%	0.35%	0.01%	0.00%	0.81%	0.00%	0.81%
Franklin Mutual Share VIP Fund (Class 4)	0.69%	0.35%	0.04%	0.00%	1.08%	0.00%	1.08%
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)	0.12%	0.25%	0.43%	0.00%	0.80%	0.00%	0.80%
JPMorgan Insurance Trust Core Bond Portfolio (Class 2)(3)	0.40%	0.25%	0.21%	0.01%	0.87%	-0.02%	0.85%
LVIP Franklin/ Templeton Multi-Asset Opportunities Fund (Service Class)(4)	0.75%	0.25%	0.71%	0.36%	2.07%	-0.89%	1.18%
LVIP Goldman Sachs Income Builder Fund (Service Class)(5)	0.65%	0.25%	0.64%	0.00%	1.54%	-0.54%	1.00%
LVIP SSGA Mid-Cap Index Fund (Service Class)	0.27%	0.25%	0.05%	0.00%	0.57%	0.00%	0.57%
Putnam VT George Putnam Balanced Fund (Class IB)	0.52%	0.25%	0.20%	0.00%	0.97%	0.00%	0.97%
(1)
FMRC has contractually agreed to waive 0.05% of the fund's management fee.  This arrangement will remain in effect through April 30, 2017.  In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.

(2)
The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017.  Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year.  The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.

(3)
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

(4)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:  0.28% of the Fund’s average daily net assets.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.82% for the Service Class).  Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(5)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class).  The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Market Select® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	$1,310	$2,418	$3,508	$5,908
Signature 2	$1,344	$2,515	$3,162	$6,169

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Signature 1	$610	$1,818	$3,008	$5,908
Signature 2	$644	$1,915	$3,162	$6,169

The next example assumes you have purchased Lincoln Long-Term CareSM Advantage rider and have elected either the Growth Benefit option or the Level Benefit option. The example also assumes that you are age 69 (Growth Benefit option) or age 74 (Level Benefit option) and invest $10,000 in the contract for the time periods indicated. The example assumes a 5% return each year, the maximum fees and expenses of any of the funds, election of the Optional Nonforfeiture provision, and that the EGMDB Death Benefit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Growth Benefit Option
B-Share…………………………	$1,351	$2,534	$3,695	$6,241
L-Share…………………………	$1,385	$2,631	$3,347	$6,496
Level Benefit Option
B-Share………………………….	$1,394	$2,660	$3,896	$6,599
L-Share………………………….	$1,428	$2,756	$3,546	$6,848
2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Growth Benefit Option
B-Share…………………………	$651	$1,934	$3,195	$6,241
L-Share…………………………	$685	$2,031	$3,347	$6,496
Level Benefit Option
B-Share………………………….	$694	$2,060	$3,396	$6,599
L-Share………………………….	$728	$2,156	$3,546	$6,848

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the fund additions listed above. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund* (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): Seeks high total return; a fund of funds.
First Trust Variable Insurance Trust, advised by First Trust Advisers, L.P.
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I): Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): Seeks a balance of current income and capital appreciation.
•
LVIP SSGA Mid-Cap Index Fund (Service Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Putnam Variable Trust, advised by Putnam Investment Management, LLC
•
Putnam VT George Putnam Balanced Fund (Class IB): Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

*The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

The Contracts – Asset Allocation Models. The following section is added to your prospectus, immediately prior to the section entitled Death Benefit.

Asset Allocation Models - You may allocate your Purchase Payments among a group of Subaccounts that invest in underlying funds within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing.  Confirmation of the rebalancing will appear on your quarterly statement.  We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.

The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.

If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of your prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 9, 2017. All other provisions of Investment Requirements remain unchanged.

The following changes apply to Investment Requirements for Managed Risk Riders. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016. Beginning January 9, 2017, you must currently allocate your Contract Value among one or more of the following Subaccounts:

Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Floating Rate Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Dimensional/Vanguard Total Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
AB VPS Small/Mid Cap Value Portfolio	LVIP Global Growth Allocation Managed Risk Fund
American Century VP Balanced Fund	LVIP Global Moderate Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Goldman Sachs Income Builder Fund
Delaware VIP® Small Cap Value Series	LVIP Government Money Market Fund
Delaware VIP® U.S. Growth Series	LVIP JPMorgan High Yield Fund
Delaware VIP® Value Series	LVIP MFS International Growth Fund
Fidelity® VIP Contrafund® Portfolio	LVIP MFS Value Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Mondrian International Value Fund
Fidelity® VIP Mid Cap Portfolio	LVIP SSGA Conservative Index Allocation Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP SSGA Conservative Structured Allocation Fund LVIP SSGA Developed International 150 Fund
Franklin Income VIP Fund Franklin Mutual Shares VIP Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	LVIP SSGA International Index Fund
Invesco V.I. International Growth Fund	LVIP SSGA Large Cap 100 Fund
JPMorgan Insurance Trust Global Allocation Portfolio	LVIP SSGA Mid-Cap Index Fund
LVIP American Global Growth Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Growth Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth-Income Fund LVIP American International Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Baron Growth Opportunities Fund LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund LVIP SSGA S&P 500 Index Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Small-Cap Index Fund LVIP SSGA Small-Mid Cap 200 Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Delaware Special Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP Dimensional International Core Equity Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Dimensional U.S. Core Equity 1 Fund	MFS® VIT Growth Series
LVIP Dimensional U.S. Core Equity 2 Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Asset Opportunities Fund	Putnam VT George Putnam Balanced Fund
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Century VP Balanced Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Conservative Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP Global Growth Allocation Managed Risk Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Moderate Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Goldman Sachs Income Builder Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Allocation V.I. Managed Risk	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP SSGA Moderate Structured Allocation Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Bond Fund	MFS® VIT Total Return Series
LVIP Delaware Diversified Floating Rate Fund	Putnam VT George Putnam Balanced Fund
LVIP Dimensional/Vanguard Total Bond Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased prior to August 29, 2016. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP SSGA Mid-Cap Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund will be added to the list of subaccounts under Group 2.

The Fidelity® VIP FundsManager® 50% Portfolio, First Trust Dow/Jones Dividend & Income Allocation Portfolio, LVIP Franklin/Templeton Multi-Asset Opportunities Fund, LVIP Goldman Sachs Income Builder Fund, and Putnam VT George Putnam Balanced Fund will be added to Group 2, and to the list of funds among which you may allocate 100% of your Contract Value.

The Contracts – Allocation of Purchase Payments. The following information is added as a new paragraph to this section: If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

The Contracts – Transfers On or Before the Annuity Commencement Date. The following information is added to this section:  We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage. The name of the i4LIFE® Advantage Guaranteed Income Benefit (version 5) rider will be changed to i4LIFE® Advantage Select Guaranteed Income Benefit.

Please retain this Supplement for future reference.

PART A

The prospectus for the ChoicePlus Signature variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

PART B

The Statement of Additional Information for the ChoicePlus Signature variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

Lincoln Life Variable Annuity Account N

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

3. Part B

The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

Consolidated Balance Sheets - Years ended December 31, 2015 and 2014
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Consolidated Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) Not Applicable

(3)(a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(b) Contract Specifications (30070-CP Signature B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(c) Contract Specifications (30070-CP Signature L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-170695) filed on June 21, 2011.

(d) Persistency Credit Rider (32154) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(f) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(g) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.

(h) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(i) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(j) Section 403(b) Annuity Endorsement (32481-I 12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

(k) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(l) EGMDB Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(m) Guarantee of Principal Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.

(n) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(o) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.

(p) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36136) filed on April 4, 2006.

(q) Variable Annuity Rider (LSSA 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December 21, 2006.

(r) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(s) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(t) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(u) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(v) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(w) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(x) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(y) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(z) Variable Annuity Living Benefits Rider (Market Select Advantage) (AR-587) incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 333-63505) filed on October 1, 2015.

(a-2) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(b-2) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(c-2) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(d-2) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(e-2) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(f-2) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.

(g-2) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(5) ChoicePlus Signature Application (ANF06747 CPS 1/08) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170897) filed on April 10, 2012.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(c) Third Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 333-170529) filed on April 26, 2016.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 n Form N-6 (File No. 333-146507) filed on April 1, 2011.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(v) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(viii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(ix) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(x) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xiii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(xiv) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.

(xv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

(iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-170897) filed on April 15, 2016.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Kirkland L. Hicks*	Executive Vice President, General Counsel and Secretary
Mark E. Konen*	Executive Vice President and Director
Christine Janofsky*	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2016 there were 356,215 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life &

Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of November, 2016.

Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlusSM Signature
By:	/s/ Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Stephen R. Turer Stephen R. Turer (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 18, 2016.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Mark E. Konen	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney